Revenues - Schedule Of Deferred contract acquisition costs (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 3,194	$ 2,334	$ 2,334	$ 1,950
Additions to deferred contract acquisition costs	1,414		2,500	1,773
Amortization of deferred contract acquisition costs	(1,465)	(1,179)	(1,640)	(1,389)
Ending balance	3,143		3,194	2,334
Deferred contract acquisition costs, current (to be amortized in next 12 months)					$ 1,631	$ 1,673	$ 1,640
Deferred contract acquisition costs, non current					1,512	1,521	694
Total deferred contract acquisition costs	$ 3,143	$ 2,334	$ 3,194	$ 2,334	$ 3,143	$ 3,194	$ 2,334